Investors Research Fund, Inc.

                        Supplement dated January 26, 2001
                                     to the
                        Prospectus dated January 26, 2001

The Prospectus states that Ultimus Fund Solutions, LLC ("Ultimus") is the transfer agent for Investors Research Fund, Inc. (the "Fund"). Currently, the Fund's transfer agent is:

     ND Resources, Inc.
     1 North Main
     Minot, ND 58703
     (800) 292-6775

ND Resources, Inc. will be replaced by Ultimus on February 20, 2001 until which time all matters for the Fund's transfer agent should be addressed to ND Resources, Inc. at the address and telephone number above. Ultimus's address and telephone number for use on and after February 20, 2001 are those given in the Prospectus.

In addition, the Board of Directors of the Fund has approved a plan to reorganize the Fund into a Delaware business trust. It has also approved proposals for the elimination or modification of certain of the Fund's fundamental investment restrictions to permit the Fund to invest in companies with less than three years of continuous operation and in other investment companies and to permit the Fund to accept appropriate portfolio securities for the sale of Fund shares. The Board of Directors has also approved a proposed amendment to the Fund's investment advisory agreement providing for a different method of calculating the investment advisory fee (which remains the same). Each of these proposals is subject to approval by stockholders of the Fund at its Annual Meeting of Stockholders scheduled to be held on March 27, 2001. Proxy Materials describing the details of those proposals will be mailed in early February to stockholders of the Fund for the purpose of obtaining stockholder approval.
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                          Investors Research Fund, Inc.

                        Supplement dated January 26, 2001
                                     to the
           Statement of Additional Information dated January 26, 2001

The Prospectus states that Ultimus Fund Solutions, LLC ("Ultimus") is the transfer agent for Investors Research Fund, Inc. (the "Fund"). Currently, the Fund's transfer agent is:

     ND Resources, Inc.
     1 North Main
     Minot, ND 58703
     (800) 292-6775

ND Resources, Inc. will be replaced by Ultimus on February 20, 2001 until which time all matters for the Fund's transfer agent should be addressed to ND Resources, Inc. at the address and telephone number above. Ultimus's address and telephone number for use on and after February 20, 2001 are those given in the Prospectus.

In addition, the Board of Directors of the Fund has approved a plan to reorganize the Fund into a Delaware business trust. It has also approved proposals for the elimination or modification of certain of the Fund's fundamental investment restrictions to permit the Fund to invest in companies with less than three years of continuous operation and in other investment companies and to permit the Fund to accept appropriate portfolio securities for the sale of Fund shares. The Board of Directors has also approved a proposed amendment to the Fund's investment advisory agreement providing for a different method of calculating the investment advisory fee (which remains the same). Each of these proposals is subject to approval by stockholders of the Fund at its Annual Meeting of Stockholders scheduled to be held on March 27, 2001. Proxy Materials describing the details of those proposals will be mailed in early February to stockholders of the Fund for the purpose of obtaining stockholder approval.